SCHEDULE OF NET INVESTMENT INCOME (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Short-term Investments
Gain from redemption of wealth management products investments	$ 191,311	$ 133,306	$ 14,489
Unrealized gain from wealth management products investments	102,321
Unrealized gain from common stocks	2,015,497	311,965	94,182
Net investment income	$ 2,309,129	$ 445,271	$ 108,671